Debt	6 Months Ended
Jun. 30, 2021
Humacyte, Inc.
Debt

5. Debt

On April 30, 2020, the Company received loan proceeds in the amount of approximately $3.3 million under the Paycheck Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. All or portion of this loan and any accrued interest was eligible to be forgiven after a twenty four week period as long as the borrower used the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of the loan forgiven was to be reduced if the borrower terminated employees or reduced salaries during the twenty four week period. The unforgiven portion of the PPP loan was to be payable over two years at an interest rate of 1%, with a deferral of payments for the first ten months. On May 25, 2021 forgiveness of the PPP loan was approved and the Company recognized a gain from loan extinguishment in the amount of $3,284 during the six months ended June 30, 2021.

Unaudited

In March 2021, the Company entered into a term loan agreement with Silicon Valley Bank and SVB Innovation Credit Fund VIII, L.P., which provides a term loan facility of up to $50.0 million with a maturity date of March 1, 2025, or the Loan Agreement. The Company’s obligations under the Loan Agreement are secured by substantially all of its assets except for its intellectual property. The Loan Agreement contains certain customary covenants, including, but not limited to, those relating to additional indebtedness, liens, asset divestitures, and affiliate transactions. If a minimum liquidity amount is not maintained, 50% of the outstanding principal and interest will become cash collateralized. As of June 30, 2021 (unaudited), the Company was in compliance with all covenants. On July 9, 2021 (unaudited) the Company had not yet achieved certain financial covenants and $10.0 million of the loan proceeds has been classified as restricted cash. The Company met these financial covenants upon the close of the Merger and the related PIPE

Investment on August 26, 2021 (unaudited). The Company may use the proceeds of borrowings under the Loan Agreement as working capital and to fund its general business requirements. Refer to Note 15 – Subsequent Events for additional information.

The Loan Agreement provides that the term loans will be distributed in tranches. The initial term loan tranche of $20.0 million was drawn as of June 30, 2021 (unaudited) and is accounted for net of issuance costs which are being accreted to interest expense over the term of the loan using the effective interest method. Three subsequent $10.0 million term loan tranches are eligible to be disbursed at the request of the Company during specified draw periods between now and 2023 if certain business development milestones and other specified requirements are met by the dates specified in the Loan Agreement. Borrowings bear interest at the greater of 7.5% or the Wall Street Journal Prime Rate plus 4.25% (7.5% as of June 30, 2021) (unaudited). Interest only payments on the principal amount outstanding are due monthly beginning in the first month after the loan is dispersed. Repayment of principal may begin as soon as April 1, 2022 under our current level of borrowing and no later than April 1, 2024, depending on whether the Company qualifies for and elects to borrow the subsequent tranches of term loans. The term loans may only be prepaid in full, and such prepayment requires 30 days’ advance notice and is subject to a prepayment fee of 3.00% (with a step down to 2.00% after March 30, 2022, and a further step down to 1.00% after March 30, 2023). The Company is not obligated to pay a prepayment fee if the Company makes a prepayment after March 30, 2024.

In connection with the Loan Agreement, Humacyte granted warrants to purchase shares of Humacyte common stock at an exercise price of $2.699 per share (unaudited) of which 1,095,616 warrants were immediately exercisable (unaudited) and the remaining 469,550 will become exercisable upon the funding of an additional $10 million tranche (unaudited). The warrants are classified within stockholders’ equity as the settlement of the warrants is indexed to the Company’s own stock. The Company recognized the fair value of the warrants immediately exercisable within stockholders’ equity using a Black-Scholes valuation model at issuance. The Company has determined that the funding of an additional tranche is not probable, and therefore no value was ascribed at issuance to the warrants that are only exercisable upon the funding of the additional tranche. The fair value of warrants ($2.4 million), a 5% final payment fee ($1.0 million) and debt issuance costs ($0.3 million) are being accreted to interest expense over the term of the loan using the effective interest method.

SVB loan payable and net discount or premium balances are as follows:

	June 30,	December 31,
($ in thousands)	2021	2020
	(Unaudited)
Principal amount of SVB loan payable	$20,000	$—
Final payment amount of SVB loan payable	1,000	—
Net premium associated with accretion of final payment and other debt issuance costs	(3,388)	—
SVB loan payable, current and noncurrent	17,612	—
Less SVB loan payable, current portion	(2,222)	—
SVB loan payable, noncurrent portion	$15,390	$—

Future minimum payments of principal and estimated payments of interest on the Company’s outstanding variable rate borrowings as of June 30, 2021 (unaudited) are as follows:

Year ending December 31:	($ in thousands)
2021 (remainder)	$767
2022	6,917
2023	7,532
2024	7,026
2025	2,122
Total future payments	24,364
Less amounts representing interest	(3,364)
Less final payment	(1,000)
Total principal amount of SVB loan payments	$20,000